Long-Term Employee Benefit Liabilities - Summary of Weighted Average Significant Actuarial Assumptions Adopted in Measuring Company's Obligations and Cost (Detail) - Pension Plan, Defined Benefit [Member]
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation Discount rate	4.60%	4.70%
Projected benefit obligation Rate of compensation increase	3.20%	3.70%
Net periodic benefit cost Discount rate	4.10%	4.50%
Net periodic benefit cost Rate of compensation increase	3.20%	3.70%
Net periodic benefit cost Expected return on plan assets	5.90%	5.70%